UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hygrove Management LLC

Address:  350 Madison Avenue, 21st Floor
          New York, NY 10017


13F File Number: 28-10066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian S. Posner
Title:    Managing Member
Phone:    (212) 931-9000


Signature, Place and Date of Signing:


/s/ Brian S. Posner            New York, New York             May 12, 2005
--------------------        ------------------------       ------------------
     [Signature]                 [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total: 39

Form 13F Information Table Value Total: $153,594
                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.         Form 13F File Number                 Name

1.          28- 10529                            Hygrove Capital Fund (QP) LP
2.          28- 10530                            Hygrove Partners, LLC


                                                       FORM 13F INFORMATION TABLE
                                                           March 31, 2005

COLUMN 1                        COLUMN  2      COLUMN 3     COLUMN 4    COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8

                                TITLE                       VALUE    SHRS OR   SH/ PUT/   INVESTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS       CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETN  MGRS   SOLE      SHARED   NONE
--------------                  --------       -----       --------  -------   --- ----   --------  ----   ----      ------   ----
ACCENTURE LTD BERMUDA           CL A           g1150g111     5,815   240,800   SH          SOLE     NONE    240,800  0        0
ALLIANT TECHSYSTEMS INC         COM            018804104     5,430    76,000   SH          SOLE     NONE     76,000  0        0
ALLTEL CORP                     COM            020039103     3,450    62,900   SH          SOLE     NONE     62,900  0        0
AMERICAN EXPRESS CO             COM            025816109     5,055    98,400   SH          SOLE     NONE     98,400  0        0
ANALOG DEVICES INC              COM            032654105     3,267    90,400   SH          SOLE     NONE     90,400  0        0
AQUANTIVE INC                   COM            03839g105     1,956   176,700   SH          SOLE     NONE    176,700  0        0
ARCH CAP GROUP LTD              ORD            G0450A105     6,474   161,700   SH          SOLE     NONE    161,700  0        0
BP PLC                          SPON ADR       055622104     8,380   134,300   SH          SOLE     NONE    134,300  0        0
CISCO SYSTEMS INC               COM            17275r102     8,439   471,700   SH          SOLE     NONE    471,700  0        0
COOPER CAMERON CORP             COM            216640102     5,000    87,400   SH          SOLE     NONE     87,400  0        0
FREESCALE SEMICONDUCTOR INC     Com CL A       35687m107     3,412   201,300   SH          SOLE     NONE    201,300  0        0
HARSCO CORP                     COM            415864107     2,641    44,300   SH          SOLE     NONE     44,300  0        0
INPUT/OUTPUT INC                COM            457652105     2,612   404,900   SH          SOLE     NONE    404,900  0        0
INTERNET SEC SYS INC            COM            46060x107     3,058   167,100   SH          SOLE     NONE    167,100  0        0
JP MORGAN CHASE & CO            COM            46625h100     3,332    96,312   SH          SOLE     NONE     96,312  0        0
L-3 COMMUNICATIONS HLDS INC     COM            502424104     5,270    74,200   SH          SOLE     NONE     74,200  0        0
LEHMAN BROS HLDGS INC           COM            524908100     5,377    57,100   SH          SOLE     NONE     57,100  0        0
LINCOLN ELECTRIC HLDGS INC      COM            533900106     1,775    59,000   SH          SOLE     NONE     59,000  0        0
MATTEL INC                      COM            577081102     4,131   193,500   SH          SOLE     NONE    193,500  0        0
MENTOR CORP MINN                COM            587188103     1,955    60,900   SH          SOLE     NONE     60,900  0        0
MERRILL LYNCH & CO INC          COM            590188108     6,107   107,900   SH          SOLE     NONE    107,900  0        0
MICROSOFT CORP                  COM            594918104     4,539   187,800   SH          SOLE     NONE    187,800  0        0
NETIQ CORP                      COM            64115p102     3,370   294,800   SH          SOLE     NONE    294,800  0        0
NOBLE ENERGY INC.               COM            655044105     4,877    71,700   SH          SOLE     NONE     71,700  0        0
REGIS CORP MINN                 COM            758932107     2,759    67,400   SH          SOLE     NONE     67,400  0        0
REVLON INC                      CL A           761525500       901   313,000   SH          SOLE     NONE    313,000  0        0
SOVEREIGN BANCORP INC           COM            845905108     1,740    78,500   SH          SOLE     NONE     78,500  0        0
ST PAUL TRAVELERS INC           COM            792860108     3,431    93,400   SH          SOLE     NONE     93,400  0        0
TIME WARNER INC                 COM            887317105     2,776   158,200   SH          SOLE     NONE    158,200  0        0
WPP GROUP PLC                   SPON ADR NEW   929309300     2,905    51,200   SH          SOLE     NONE     51,200  0        0
ZALE CORP NEW                   COM            988858106     3,207   107,900   SH          SOLE     NONE    107,900  0        0
BP PLC                          SPON ADR       055622104     4,760    81,000   SH          SOLE     NONE     81,000  0        0
LANDRY'S RESTAURANTS INC        COM            51508L103     1,446    50,000   SH  PUT     SOLE     NONE     50,000  0        0
MOODY'S CORP                    COM            615369105     4,043    50,000   SH  PUT     SOLE     NONE     50,000  0        0
MOODY'S CORP                    COM            615369105       809    10,000   SH  PUT     SOLE     NONE     10,000  0        0
WHOLE FOODS MKT INC             COM            996837166     4,596    45,000   SH  PUT     SOLE     NONE     45,000  0        0
SPX CORP                        COM            784635104    10,979    93,000   SH  PUT     SOLE     NONE     93,000  0        0
INTERACTIVE DATA CORP           COM            45840J107     1,670    75,000   SH  CALL    SOLE     NONE     75,000  0        0
NOKIA CORP                      SPON ADR       654902204     1,852   120,000   SH  CALL    SOLE     NONE    120,000  0        0
                                                           153,594


03612.0001 #569685